SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Disclosure Of Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies and calculation methods that have been applied in the preparation of the Condensed Interim Financial Information are consistent with those used in the preparation of the Group's 2022 annual Consolidated Financial Statements.